Share-Based Compensation to Employees	6 Months Ended
Jun. 30, 2026
Share-Based Compensation to Employees [Abstract]
SHARE-BASED COMPENSATION TO EMPLOYEES

13. SHARE-BASED COMPENSATION TO EMPLOYEES

On January 7, 2025, the Company granted 9,000 ordinary shares to certain employees as awards for past services. The ordinary shares were immediately and fully vest upon grant. For the six months ended June 30, 2025, the Company recognized share-based compensation expenses of $3,429 in the account of “general and administrative expenses”.

For the six months ended June 30, 2026, the Company did not grant ordinary shares to employees. As of June 30, 2026, there are no unrecognized compensation expense.